ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2020
General Information About Financial Statements [Abstract]
ACCOUNTING PRINCIPLES	NOTE 1: ACCOUNTING PRINCIPLES ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and mining facilities in Europe, North and South America, Asia and Africa. Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating subsidiaries”. These consolidated financial statements were authorized for issuance on March 8, 2021 by the Company’s Board of Directors. 1.1 Basis of presentation The consolidated financial statements have been prepared on a historical cost basis, except for equity instruments and certain trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”) and the Company's Argentinian operation Acindar Industria Argentina de Aceros S.A. ("Acindar"), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.
1.2 Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:
•Deferred tax assets (note 10.4): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.
•Provisions for pensions and other post-employment benefits (note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.
•Provisions (note 9): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.
•Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.
•Business combinations (note 2.2.3): Assets acquired and liabilities assumed as part of a business combination are recorded at their acquisition-date fair values. Similarly, consideration including consideration receivable and contingent consideration is measured at fair value. Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination.
•Financial instruments (note 6.1.5) and financial amounts receivable (note 4.6): Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable historical volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds and unobservable inputs such as discounted cash flow model for the fair valuation of financial amounts receivable relating to Uttam Galva and KSS Petron. •Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine life have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period. 1.3 Accounting standards applied
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2020
On January 1, 2020, the Company adopted the following amendments which did not have a material impact on the consolidated financial statements of the Company:
•Revised "Conceptual Framework for Financial Reporting" published by the IASB on March 29, 2018, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation and disclosure and must be applied retrospectively unless retrospective application would be impracticable or involve undue cost or effort.
•Amendments to IFRS 3 "Business Combinations" issued by the IASB on October 22, 2018, which include the definition of a business aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets.
•Amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" issued by the IASB on October 31, 2018 to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves.
•Interest Rate Benchmark Reform, amendments to IFRS 9, IAS 39 and IFRS 7 published by the IASB on September 26, 2019. These amendments provide relief from the specific hedge accounting requirements and must be applied retrospectively, so that entities would apply those hedge accounting requirements (highly probable forecast transaction and prospective effectiveness test under IFRS 9 which is applied by the Company) assuming that the interest rate benchmark is not altered as a result of the interest rate benchmark reform.
On June 1, 2020, the Company adopted the amendment to IFRS 16 "Leases" issued by the IASB on May 28, 2020 addressing COVID-19 related rent concessions. The amendment allows entities to elect, as a practical expedient and if certain criteria are met, not to assess whether a rent concession is a lease modification, therefore recognizing the change in lease expense immediately in the statement of profit or loss. ArcelorMittal elected to apply the practical expedient and applied it retrospectively in accordance with IAS 8, without any restatement of prior period figures. The amendment did not have a material impact on the consolidated financial statements of the Company.
1.3.2 New IFRS standards, amendments and interpretations applicable from 2021 onward
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations. On June 25, 2020, the IASB issued amendments to IFRS 17, including a deferral of the effective date to periods beginning on or after January 1, 2023 and should be applied retrospectively unless impracticable, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company does not expect that the adoption of this standard, amendments and related interpretations will have a material impact to its consolidated financial statements.
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1 to clarify how to classify debt and other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. On July 15, 2020, the IASB postponed the effective date of the amendments. The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied retrospectively, with early adoption permitted. On February 12, 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. The amendments are intended to help preparers in deciding which accounting policies to disclose in their financial statements and gives further clarity on the materiality assessment of accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023 and are to be applied prospectively, with early adoption permitted.The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On May 14, 2020, the IASB issued the following narrow-scope amendments :
•Amendments to IFRS 3 "Business Combinations" updated the reference to the Conceptual Framework for financial reporting, without changing the accounting requirements for business combinations.
•Amendments to IAS 16 "Property, Plant and Equipment" prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items and related cost in profit or loss. The amendments are applied retrospectively,
•Amendments to IAS 37 "Provisions, Contingent Liabilities and Contingent Assets" clarify that the cost of fulfilling a contract comprises the costs a company includes when assessing whether a contract will be loss-making are costs that relate directly to the contract. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling the contract.
•Minor amendments as part of the Annual Improvements 2018-2020 to:
•IFRS 1 "First-time Adoption of International Financial Reporting Standards" related to cumulative translation differences for a subsidiary as a first time user.
•IFRS 9 "Financial Instruments" related to which fees an entity includes when it applies the ‘10 per cent’ test in assessing whether to derecognize a financial liability.
▪IFRS 16 "Leases" removing the reimbursement of leasehold improvements by the lessor from illustrative example 13 in order to resolve any potential confusion regarding the treatment of lease incentives and
▪IAS 41 "Agriculture" removing the requirement for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique to ensure consistency with the requirements in IFRS 13.
The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements which are effective for annual periods beginning on or after January 1, 2022.
On June 25, 2020, the IASB issued amendments to IFRS 4 Insurance contracts" which provides an extension of the temporary exemption from applying IFRS 9 until January 1, 2023 in order to align with the effective date of IFRS 17 "Insurance Contracts".
On August 27, 2020, the IASB published Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) of the Interest Rate Benchmark Reform. The amendments complement those issued in 2019 described above and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform.
The amendments in this final phase relate to:
•changes to contractual cash flows—a company will not have to derecognize or adjust the carrying amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;
•hedge accounting—a company will not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and
•disclosures—a company will be required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.
The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively, with early adoption permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On February 12, 2021, the IASB issued amendments to IAS 8. The amendments are intended to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023 and changes in accounting policies or accounting estimates on or after the start of that period with early adoption permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.